RELATED PARTY BALANCES AND TRANSACTIONS - Transactions with related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties			$ 2,860,123
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	$ (150,360)	$ (135,117)	(94,333)
Commissions and Interest Income | Ocean Joy Holdings Limited ("Ocean joy") and Its subsidiary
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties			28,350
Commissions and Interest Income | Individual directors and executive officers
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	$ 1,501,351	147,662	138,661
Execution and clearing fees | Ocean Joy and its subsidiary
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties			(686,576)
Execution and clearing fees | Interactive Brokers
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties		(1,751,505)	(16,823,850)
Commissions, Financing Service Fees, Interest Income and Other Revenues | Interactive Brokers
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties		$ 9,727,350	73,293,370
Changes in Fair Value of Convertible Bonds | Xiaomi Corporation and its affiliates
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties			2,860,123
Interest Expense of Convertible Bonds | Xiaomi Corporation and its affiliates
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties			$ (350,519)